8. LOSS PER SHARE (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
8. LOSS PER SHARE

NOTE 8 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	2013	2012
Net Income (Loss)	$(20,752,795)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.06)	$(0.00)

Weighted average common shares outstanding – basic and diluted	356,066,667	335,000,000

For the year ended December 31, 2013 and 2012, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.

NOTE 8 – LOSS PER SHARE

The following table presents the computations of basic and dilutive loss per share:

	Three months ending March 31,
	2014	2013
Net Income (Loss)	$(79,995)	$(42,946)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	416,950,000	335,000,000

For the three months ended March 31, 2014 and 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are equal.